U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund

Global Emerging Markets Fund

China Region Fund

Tax Free Fund

Near-Term Tax Free Fund

U.S. Government Securities Savings Fund

U.S. Treasury Securities Cash Fund

Investor Class Shares

SUPPLEMENT DATED JULY 12, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013

Effective July 12, 2013, Lisa Callicotte has been appointed the Treasurer of the Trust. The following information about Ms. Callicotte replaces the information about the former Treasurer, Ms. Catherine Rademacher, on page 27:

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Lisa C. Callicotte 7900 Callaghan Rd San Antonio, TX 78229 (40)	Treasurer	July 2013 to present

Chief Financial Officer of the Adviser. Since 2009, Ms. Callicotte has served and continues to serve in various positions with the Adviser, its subsidiaries, and the investment companies it sponsors. Prior to joining the Adviser, Ms. Callicotte worked at Ernst & Young LLP for 12 years.

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund

World Precious Minerals Fund

Global Resources Fund

Institutional Class Shares

SUPPLEMENT DATED JULY 12, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

 DATED MAY 1, 2013

Effective July 12, 2013, Lisa Callicotte has been appointed the Treasurer of the Trust. The following information about Ms. Callicotte replaces the information about the former Treasurer, Ms. Catherine Rademacher, on page 19:

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Lisa C. Callicotte 7900 Callaghan Rd San Antonio, TX 78229 (40)	Treasurer	July 2013 to present

Chief Financial Officer of the Adviser. Since 2009, Ms. Callicotte has served and continues to serve in various positions with the Adviser, its subsidiaries, and the investment companies it sponsors. Prior to joining the Adviser, Ms. Callicotte worked at Ernst & Young LLP for 12 years.